Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Due from charterers	$ 2,999	$ 577
VAT receivable	43	33
Accrued income	4,440	5,120
Insurance claims	1,125	2,853
Other receivables	2,578	2,573
Total	$ 11,185	$ 11,156